GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
GOODWILL AND INTANGIBLE ASSETS
Summary of future amortization expense

Year Ending December 31,
2023	2,924,020
2024	2,474,178
2025	1,666,160
$7,064,358

Summary of goodwill by entity

	Bailey	Stateside	Sundry	Total
Balances at December 31, 2020	$6,479,218	$—	$—	$6,479,218
Business combination	—	2,104,056	—	2,104,056
Impairment	—	—	—	—
Balances at December 31, 2021	6,479,218	2,104,056	—	8,583,274
Business combination	—	—	3,711,322	3,711,322
Impairment	(3,321,095)	—	—	(3,321,095)
Balances at December 31, 2022	$3,158,123	$2,104,056	$3,711,322	$8,973,501

Summary of information relating to the Company's identifiable intangible assets

	Gross	Accumulated	Carrying
December 31, 2022	Amount	Amortization	Value
Amortized:
Customer relationships	$9,734,560	(2,670,202)	$7,064,358
	9,734,560	(2,670,202)	7,064,358

Indefinite-lived:
Brand name	$5,841,880	—	5,841,880
	$15,576,440	$(2,670,202)	$12,906,238

	Gross	Accumulated	Carrying
December 31, 2021	Amount	Amortization	Value
Amortized:
Customer relationships	$4,736,080	(1,091,509)	$3,644,571
	4,736,080	(1,091,509)	3,644,571

Indefinite-lived:
Brand name	$5,618,560	—	5,618,560
	$10,354,640	$(1,091,509)	$9,263,131